May 01, 2019

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street U.S. Equity V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

State Street Income V.I.S. Fund

State Street Total Return V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

(each a “Fund,” and collectively the “Funds”)

Supplement dated April 3, 2020 to the Summary Prospectuses and Prospectus,

each dated May 1, 2019, as may be revised and/or supplemented from time to time

1.	Effective immediately, “Securities Market Risk” included in each “Principal Risks” section of the Prospectus and each Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.